UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%

	Shares	Value

CONSUMER DISCRETIONARY — 12.2%
Bojangles’*	276,272	$3,632,977
Cooper Tire & Rubber	313,300	8,944,715
DSW, Cl A	380,600	10,443,664
Extended Stay America	438,400	9,333,536
FTI Consulting*	86,256	6,810,774
Group 1 Automotive	72,127	5,048,169
Haverty Furniture	140,533	2,782,553
MDC Holdings	248,135	7,205,840
Orbotech*	122,346	7,859,507
Red Robin Gourmet Burgers*	192,700	9,114,710
Regis*	551,700	9,632,682
TRI Pointe Group*	643,550	9,119,104
Universal Electronics*	74,798	2,614,190
Vista Outdoor*	256,100	4,159,064
Winnebago Industries	127,000	5,067,300

		101,768,785

CONSUMER STAPLES — 1.3%
Landec*	232,890	3,260,460
TreeHouse Foods*	152,300	7,232,727

		10,493,187

ENERGY — 4.7%
Carrizo Oil & Gas*	437,929	12,340,839
Dril-Quip*	182,100	9,387,255
Earthstone Energy, Cl A*	29,300	285,382
McDermott International*	472,165	8,503,692
Whiting Petroleum*	176,100	8,743,365

		39,260,533

FINANCIAL SERVICES — 24.0%
Ameris Bancorp	197,291	9,193,761
Argo Group International Holdings	138,856	8,685,443
Banc of California	371,600	7,432,000
Boston Private Financial Holdings	379,320	5,462,208
Bryn Mawr Bank	216,739	10,587,700
ConnectOne Bancorp	346,100	8,583,280
Enterprise Financial Services	183,274	10,309,162
First Bancorp	118,094	4,891,453
First Merchants	151,019	7,128,097
Franklin Financial Network*	174,700	6,839,505
Hanmi Financial	128,141	3,209,932

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIAL SERVICES — continued
Heritage Financial	260,631	$9,135,117
HomeStreet*	301,191	8,915,254
HomeTrust Bancshares*	272,656	7,934,290
MGIC Investment*	772,200	9,637,056
Navigators Group	120,878	7,294,987
Pinnacle Financial Partners	84,709	5,294,312
PRA Group*	269,200	10,552,640
Sandy Spring Bancorp	109,042	4,264,633
Seacoast Banking Corp of Florida*	315,602	9,250,295
Simmons First National, Cl A	375,344	11,185,251
South State	96,075	8,041,477
Sterling Bancorp	434,300	9,641,460
TriCo Bancshares	188,137	7,303,478
Union Bankshares	218,400	8,847,384

		199,620,175

HEALTH CARE — 5.3%
Cross Country Healthcare*	349,500	4,099,635
Ensign Group	337,370	12,168,936
Livanova*	104,300	11,486,559
NuVasive*	118,500	6,878,925
Quality Systems*	482,216	9,707,008

		44,341,063

INDUSTRIALS — 13.5%
Armstrong World Industries*	187,736	12,747,274
Atkore International Group*	407,523	9,641,994
Dycom Industries*	77,200	6,883,152
Federal Signal	395,800	9,400,250
Greif, Cl A	157,700	8,586,765
ICF International	152,964	11,265,799
Knoll	380,300	8,575,765
Knowles*	612,400	10,631,264
Lydall*	186,319	8,645,202
Matson	242,300	8,722,800
MYR Group*	213,710	7,883,762
NCI Building Systems*	139,119	2,218,948
SP Plus*	181,448	7,076,472

		112,279,447

INFORMATION TECHNOLOGY — 7.1%
Advanced Energy Industries*	104,500	6,399,580
Applied Optoelectronics*	127,091	4,884,107

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Mitel Networks*	987,879	$10,837,033
NetScout Systems*	307,200	8,232,960
Oclaro*	967,356	8,183,832
Perficient*	404,000	10,633,280
Verint Systems*	218,300	9,801,670

		58,972,462

MATERIALS — 1.0%
Neenah	16,600	1,457,480
US Concrete*	137,500	6,943,750

		8,401,230

MATERIALS & PROCESSING — 9.0%
ABM Industries	282,600	8,817,120
Belden CDT	175,172	11,342,387
Brady, Cl A	192,334	7,356,776
Cambrex*	178,000	11,125,000
Haynes International	75,157	3,191,166
Innophos Holdings	181,587	8,204,101
Minerals Technologies	111,586	8,435,901
Quanex Building Products	422,371	7,475,967
US Silica Holdings	344,000	9,274,240

		75,222,658

PRODUCER DURABLES — 9.0%
Actuant, Cl A	288,443	8,235,047
Albany International, Cl A	95,171	6,295,562
CBIZ*	418,700	9,211,400
Compass Diversified Holdings(A)	382,655	6,658,197
ESCO Technologies	108,175	6,733,894
Granite Construction	94,630	5,105,288
Heartland Express	329,153	6,316,446
Kaman	138,246	9,154,650
Methode Electronics	216,354	8,491,895
Regal Beloit	99,756	8,574,028

		74,776,407

REAL ESTATE — 7.2%
Brandywine Realty Trust†	522,248	8,611,870
CatchMark Timber Trust, Cl A†	558,700	6,939,054
Empire State Realty Trust, Cl A†	327,375	5,457,341
First Industrial Realty Trust†	195,900	6,376,545
Jernigan Capital†	152,200	2,768,518

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Kite Realty Group Trust†	630,543	$10,637,261
Pebblebrook Hotel Trust†	243,677	9,393,748
QTS Realty Trust, Cl A†	235,400	10,063,350

		60,247,687

TECHNOLOGY — 0.7%
FormFactor*	443,593	5,744,529

UTILITIES — 2.7%
El Paso Electric	103,600	6,454,280
IDACORP	82,147	7,741,533
Spire	114,500	8,198,200

		22,394,013

TOTAL COMMON STOCK

(Cost $625,149,550)		813,522,176

WARRANTS — 0.0%

	Number of Warrants	Value
SAExploration Holdings, Ser A, Expires 08/01/2021*(B)	2,784	—
SAExploration Holdings, Ser B, Expires 08/01/2021*(B)	2,784	—

TOTAL WARRANTS

(Cost $–)		—

SHORT-TERM INVESTMENT — 3.5%

	Shares	Value
Dreyfus Treasury Prime Cash Management, Cl A 1.770%, (C) (Cost $29,172,617)	29,172,617	29,172,617

TOTAL INVESTMENTS— 101.2% (Cost $654,322,167)		$842,694,793

Percentages are based on Net Assets of $832,339,999.

(A)	Security considered to be a Publicly Traded Partnership. The total value of such security as of July 31, 2018 was $6,658,197 or 0.8% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2018 (Unaudited)

(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2018, was $0 and represented 0.0% of Net Assets.

(C)	The rate shown is the 7-day effective yield as of July 31, 2018.
*	Non-income producing security.
†	Real Estate Investment Trust

Cl — Class

Ser — Series

Amounts designated as “—” are either not applicable, $0 or have been rounded to $ 0.

The following is a list of the level of inputs used as of July 31, 2018 when valuing the Portfolio’s investments:

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$813,522,176	$—	$—	$813,522,176
Warrants	—	—	—	—
Short-Term Investment	29,172,617	—	—	29,172,617

Total Investments in Securities	$842,694,793	$—	$—	$842,694,793

* Portfolio investment in warrants is considered Level 3.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were Level 3 securities. All transfers, if any, are recognized by the Portfolio at the period end.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ICM-QH-001-2900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018